Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	December 31,
	2011	2010
	(In thousands)
Cash and cash equivalents:
Cash	$178,922	$219,017
Cash equivalents:
Bank time deposits	126,127	198,093
Money market funds	208,931	226,509
	335,058	424,602
	513,980	643,619
Short-term investments:
Bank time deposits	159,495	239,216
Total cash, cash equivalents and short-term investments	$673,475	$882,835